Share Based Payment (Details) - USD ($) $ / shares in Units, $ in Thousands																			1 Months Ended	12 Months Ended
	Nov. 19, 2027	Oct. 16, 2027	May 19, 2027	Apr. 27, 2027	Apr. 16, 2027	Dec. 30, 2025	Nov. 19, 2025	Oct. 16, 2025	Aug. 20, 2025	Mar. 31, 2025	Dec. 02, 2024	Jun. 27, 2024	Apr. 30, 2024	Aug. 15, 2023	May 30, 2023	Mar. 20, 2023	Oct. 31, 2021	Dec. 16, 2018	May 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Based Payment [Line Items]
Total number of shares																		4.00%		4.00%
Expiration date grant term																				10 years
Shares reserved										2,500,000
RSUs granted								1,451,179
Share option granted																13,628
Total fair value (in Dollars)																$ 22,500
Exercise price (in Dollars per share)																$ 1.82
Options expire grant date												10 years
Number of shares vested																			4,000
Number of unvested options												18,000
Option vested quarterly term								18 months		10 years
Vesting percentage							75.00%
Restricted shares,		360,777
Percentage of restricted shares estimated																				23.65%
Weighted average period of unrecognized expenses																				3 months 14 days
Forecast [Member]
Share Based Payment [Line Items]
Vesting percentage					25.00%
Vest share percentage		25.00%		75.00%
Restricted shares percentage	25.00%		75.00%
Chief Executive Officer [Member]
Share Based Payment [Line Items]
RSUs granted						641,524
Non-Management Directors [Member]
Share Based Payment [Line Items]
RSUs granted						315,000
RSUs grants amount (in Dollars)						$ 410
Consultants [Member]
Share Based Payment [Line Items]
RSUs granted										235,512
Share option granted									90,000
Consultants [Member] | Board of Directors Chairman [Member]
Share Based Payment [Line Items]
Share option granted										10,000
Exercise price (in Dollars per share)										$ 0.93
Options expire grant date										10 years
Two Thousand Eighteen Employee Share Option Plan [Member]
Share Based Payment [Line Items]
Shares reserved																	900,000
Ordinary shares available for future grant																				179,670
2022 Bonus Plan [Member]
Share Based Payment [Line Items]
Raise of additional bonus percentage																30.00%
Several Employees [Member]
Share Based Payment [Line Items]
Share option granted										108,000
Several Employees [Member] | Two Thousand Eighteen Employee Share Option Plan [Member]
Share Based Payment [Line Items]
Exercise price (in Dollars per share)										$ 0.93
Option vested quarterly term										3 years
RSUs [Member]
Share Based Payment [Line Items]
Shares reserved																				180,000
RSUs granted																					208,000
Vesting period												1 year				3 years
RSU's exercise price (in Dollars per share)															$ 1.53
Number of shares vested																			20,000
Grant shares to non-management directors												160,000
Weighted average grant date fair value of RSUs (in Dollars per share)																				$ 0.98	$ 1.08
Income tax benefit for compensation expense (in Dollars)																				$ 0
Unrecognized compensation expense related to unvested options (in Dollars)																				$ 1,440
RSUs [Member] | October 1, 2024 [Member]
Share Based Payment [Line Items]
Number of shares vested																			4,000
RSUs [Member] | Board of Directors Chairman [Member]
Share Based Payment [Line Items]
RSUs granted															160,000
Number of shares vested																			12,000
RSUs [Member] | Board of Directors Chairman [Member] | November 1, 2024 [Member]
Share Based Payment [Line Items]
Number of shares vested																			2,000
RSUs [Member] | Non-Management Directors [Member]
Share Based Payment [Line Items]
RSUs granted						476,435
RSUs [Member] | 2022 Bonus Plan [Member]
Share Based Payment [Line Items]
RSUs granted																320,479
RSUs grants amount (in Dollars)																$ 161
Vesting period																2 years
RSUs [Member] | Several Employees [Member]
Share Based Payment [Line Items]
RSUs granted								658,278
RSUs [Member] | Several Employees [Member] | Consultants [Member]
Share Based Payment [Line Items]
RSUs granted																			24,000
Options [Member]
Share Based Payment [Line Items]
Vesting period														3 years		9 months			3 years
Share option granted														9,000					9,000
Exercise price (in Dollars per share)														$ 0.96					$ 1.27
Options expire grant date																10 years
Weighted average grant date fair value (in Dollars per share)																				$ 0.68	$ 0.88	$ 0.8
Income tax benefit for compensation expense (in Dollars)																				$ 0
Ordinary Shares [Member]
Share Based Payment [Line Items]
Issuance of ordinary shares as issuance costs													70,964
Ordinary Shares [Member] | Chief Executive Officer [Member]
Share Based Payment [Line Items]
Shares reserved											2,343,729
Minimum [Member]
Share Based Payment [Line Items]
Expiration date grant term																				3 years
Minimum [Member] | RSUs [Member]
Share Based Payment [Line Items]
Bonus allocated in the form of RSUs																60,000
Maximum [Member]
Share Based Payment [Line Items]
Expiration date grant term																				10 years
Maximum [Member] | RSUs [Member]
Share Based Payment [Line Items]
Bonus allocated in the form of RSUs																100,000
Employee [Member] | RSUs [Member]
Share Based Payment [Line Items]
Vesting period																1 year
Employee [Member] | Options [Member]
Share Based Payment [Line Items]
Vesting period														3 years
Share option granted														60,000
Exercise price (in Dollars per share)														$ 0.96